Leases	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Leases
19.	Leases
The Group’s leases consist of operating leases for administrative office spaces in different cities of Asia. As of December 31, 2021 the Group had no long-term leases that were classified as a financing lease.
For the years ended December 31, 2020 and 2021, the lease expense is as:

	Year ended December 31, 2020	Year ended December 31, 2021
	RMB	RMB
Operating lease expense	44,300,218	46,120,215
Short-term lease expense	7,781,246	2,256,674

Total lease expense	52,081,464	48,376,889

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31, 2020	As of December 31, 2021
Operating lease:	RMB	RMB
Operating leases right-of-use assets	62,141,054	72,309,492
Current portion of lease liabilities	36,280,773	30,417,376
Non-current portion of lease liabilities	16,951,948	31,278,210
Total operating lease liabilities	53,232,721	61,695,586
Weighted-average remaining lease term (in years) – operating leases	1.75	2.08
Weighted-average discount rate – operating leases	4.25%	4.65%
Supplemental cash flow information related to leases are as follows:

	For the year ended December 31,2020	For the year ended December 31,2021
	RMB	RMB
Cash paid for operating leases	54,493,222	47,825,788
Lease liabilities arising from obtaining right-of-use assets	25,873,961	56,288,653
As of December 31, 2021, future minimum lease payments under non-cancellable
operating lease agreements for which the Group has recognized operating lease right-of-use
assets and liabilities are as follows:

Years ending	RMB
2022	31,896,262
2023	20,657,789
2024	12,039,468
2025 and thereafter	41,850

Total undiscounted cash flows	64,635,369
Less: imputed interest	2,939,783

Total	61,695,586

Lease liabilities due within one year	30,417,376
Lease liabilities due after one year	31,278,210